Business Acquisitions - Other Acquisitions - Additional Information (Detail) (Other Acquisition, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Apr. 30, 2011
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 1,400
Patents and Related Technologies [Member]
Business Acquisition [Line Items]
Acquired Intangible Assets, useful life	13 years
Cash [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	850
Common Stock [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 550
Business acquisition, consideration paid, shares issued	92,984